PROPERTY AND EQUIPMENT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
PROPERTY AND EQUIPMENT.
Schedule of property and equipment

	September 30, 2017	December 31, 2016
	(in thousands)
Land	$7,106	$8,593
Buildings and leasehold improvements	83,328	83,352
Vehicles and equipment	38,547	24,114
Machinery and equipment	564,741	534,303
Computer equipment and software	11,438	11,102
Office furniture and equipment	3,709	4,275
Disposal wells	67,778	67,566
Helicopters	497	497
Construction in progress	37,858	5,584
	815,002	739,386
Less accumulated depreciation and impairment	(535,456)	(490,519)
Total property and equipment, net	$279,546	$248,867

	December 31,
	2016	2015
	(in thousands)
Land	$8,593	$9,924
Buildings and leasehold improvements	83,352	82,834
Vehicles and equipment	24,114	8,993
Machinery and equipment	534,303	550,489
Computer equipment and software	11,102	10,256
Office furniture and equipment	4,275	4,329
Disposal wells	67,566	63,771
Helicopters	497	497
Construction in progress	5,584	5,325
	739,386	736,418
Less accumulated depreciation and impairment	(490,519)	(367,726)
Total property and equipment, net	$248,867	$368,692